Right-of-Use Assets and Lease Liability - Schedule of Maturity of Lease Liability (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Nine months ended December 31, 2020	$ 258,813	$ 344,229
Year ended December 31, 2021	354,561	354,561
Year Ended December 31, 2022	271,854	271,854
Total	885,228	970,644
Less: Imputed Interest	(94,905)	(114,011)
Present value of our lease liability	$ 790,323	$ 856,633